SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Equipment	$ 183,992	$ 183,992	$ 175,283
Less: accumulated depreciation	98,295	90,152	58,473
Property, Plant and Equipment, Net	$ 85,697	$ 93,840	$ 116,810